1390935

SEC MAIL PROCESSING RECEIVED
SEP 04 2007
WASH. D.C. 209 SECTION

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0076 |
| Expires: | April 30, 2008 |
| Estimated average burden hours per response | 16.00 |

# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
## Washington, D.C. 20549

## FORM D

## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

| SEC USE ONLY | |
|---|---|
| Prefix | Serial |
| DATE RECEIVED | |

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
FrontPoint Offshore Quantitative Macro Fund, Ltd.

PROCESSED
SEP 07 2007
THOMSON FINANCIAL

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

### A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
FrontPoint Offshore Quantitative Macro Fund, Ltd.

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) | Telephone Number (Including Area Code) [redacted] |

Brief Description of Business

07076983

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month [ ][ ] Year [ ][ ] ☐ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [ ][ ]

## GENERAL INSTRUCTIONS

**Federal:**

*Who Must File*: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

*When to File*: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where to File*: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required*: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

*Information Required*: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee*: There is no federal filing fee.

**State:**

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

**ATTENTION**

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.**

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
FrontPoint Partners LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Hagarty, John

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Boyle, Geraldine

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
McKinney, T.A.

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Arnold, Jill

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Marmoll, Eric

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Creaney, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

| | | | | | |
|---|---|---|---|---|---|
| Check Box(es) that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☒ Executive Officer | ☐ Director | ☐ General and/or Managing Partner |

Full Name (Last name first, if individual)
Munno, Dawn

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

| | | | | | |
|---|---|---|---|---|---|
| Check Box(es) that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☒ Executive Officer | ☐ Director | ☐ General and/or Managing Partner |

Full Name (Last name first, if individual)
Mendelsohn, Eric

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

| | | | | | |
|---|---|---|---|---|---|
| Check Box(es) that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☒ Executive Officer | ☐ Director | ☐ General and/or Managing Partner |

Full Name (Last name first, if individual)
Webb, James G.

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

| | | | | | |
|---|---|---|---|---|---|
| Check Box(es) that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☐ Executive Officer | ☒ Director | ☐ General and/or Managing Partner |

Full Name (Last name first, if individual)
Lang, Martin

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

| | | | | | |
|---|---|---|---|---|---|
| Check Box(es) that Apply: | ☐ Promoter | ☐ Beneficial Owner | ☐ Executive Officer | ☒ Director | ☐ General and/or Managing Partner |

Full Name (Last name first, if individual)
Byrne, Martin

Business or Residence Address (Number and Street, City, State, Zip Code)
2 Greenwich Plaza, Greenwich, CT 06830

| | | | | | |
|---|---|---|---|---|---|
| Check Box(es) that Apply: | ☐ Promoter | ☒ Beneficial Owner | ☐ Executive Officer | ☐ Director | ☐ General and/or Managing Partner |

Full Name (Last name first, if individual)
LEGG Mason Absolute Return Master Trust

Business or Residence Address (Number and Street, City, State, Zip Code)
320 Bay Street, Suite 1400, Toronto, ON M5H 4A6, Canada

| | | | | | |
|---|---|---|---|---|---|
| Check Box(es) that Apply: | ☐ Promoter | ☒ Beneficial Owner | ☐ Executive Officer | ☐ Director | ☐ General and/or Managing Partner |

Full Name (Last name first, if individual)
Daniel Donovan

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o GDG Asset Management, Fitzwilliam Hall, Fitzwilliam Place, Dublin 2, Ireland

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $ | $ |
| Equity | $ | $ |
| ☐ Common ☐ Preferred | | |
| Convertible Securities (including warrants) | $ | $ |
| Partnership Interests | $5,640,000 | $5,640,000 |
| Other (Specify ______). | $ | $ |
| Total | $5,640,000 | $5,640,000 |

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 2 | $5,640,000 |
| Non-accredited Investors | | $ |
| Total (for filings under Rule 504 only) | | $ |

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

| Type of offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | | $ |
| Regulation A | | $ |
| Rule 504 | | $ |
| Total | | $ |

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the Issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☐ | $ |
| Printing and Engraving Costs | ☐ | $ |
| Legal Fees | ☐ | $ |
| Accounting Fees | ☐ | $ |
| Engineering Fees | ☐ | $ |
| Sales Commissions (specify finders' fees separately) | ☐ | $ |
| Other Expenses (identify) ______ | ☐ | $ |
| Total | ☐ | $ |

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ........ $5,640,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

| | | Payments to Officers, Directors & Affiliates | | Payments To Others |
|---|---|---|---|---|
| Salaries and fees | ☐ | $ | ☐ | $ |
| Purchase of real estate | ☐ | $ | ☐ | $ |
| Purchase, rental or leasing and installation of machinery and equipment | ☐ | $ | ☐ | $ |
| Construction or leasing of plant buildings and facilities | ☐ | $ | ☐ | $ |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | ☐ | $ | ☐ | $ |
| Repayment of indebtedness | ☐ | $ | ☐ | $ |
| Working capital | ☐ | $ | ☐ | $ |
| Other (specify): Exempted company limited by shares that invests in a limited partner interest of affiliated entity. | ☐ | $ | ☒ | $5,640,000 |
| | ☐ | $ | ☐ | $ |
| Column Totals | ☐ | $ | ☒ | $5,640,000 |
| Total Payments Listed (column totals added) | | ☒ $5,640,000 | | |

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| FrontPoint Offshore Quantitative Macro Fund, Ltd. | [signature] | August 31, 2007 |
| **Name of Signer (Print or Type)** | **Title of Signer (Print or Type)** | |
| T.A. McKinney | Director of the Issuer | |

**ATTENTION**

**Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**

END